LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of allowances for loans principal, interest and financing service fee receivables
Beginning Balance, January 1	¥ 440,336,086	¥ 144,743,336
Provision for credit losses	433,753,901	306,752,951	¥ 111,362,044
Charge-offs	(11,051,383)	(11,160,201)
Recoveries	0	0
Ending Balance, December 31	863,038,604	440,336,086	144,743,336
Net loans principal, interest and financing service fee receivables	14,998,285,866	16,261,167,957
Recorded investment	15,861,324,470	16,701,504,043
Allowance for loans which are collectively assessed
Components of allowances for loans principal, interest and financing service fee receivables
Beginning Balance, January 1	341,599,744	89,562,675
Provision for credit losses	364,289,770	252,549,185
Charge-offs	(8,287)	(512,116)
Recoveries	0	0
Ending Balance, December 31	705,881,227	341,599,744	89,562,675
Net loans principal, interest and financing service fee receivables	14,760,930,158	16,065,757,967
Recorded investment	15,466,811,385	16,407,357,711
Allowance for loans which are individually assessed
Components of allowances for loans principal, interest and financing service fee receivables
Beginning Balance, January 1	98,736,342	55,180,661
Provision for credit losses	69,464,131	54,203,766
Charge-offs	(11,043,096)	(10,648,085)
Recoveries	0	0
Ending Balance, December 31	157,157,377	98,736,342	¥ 55,180,661
Net loans principal, interest and financing service fee receivables	237,355,708	195,409,990
Recorded investment	¥ 394,513,085	¥ 294,146,332